Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Bank Loans (Detail) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLF	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 615,014,915		$ 68,519,783
Other financial liabilities, Non-current	$ 1,904,512,941		2,183,803,256
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.78%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.38%
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 152,361,242		17,760,633
Other financial liabilities, Non-current	$ 778,811,712		580,909,359
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.09%
Other financial liabilities, Current	$ 152,361,239		17,760,630
Other financial liabilities, Non-current	$ 778,811,712		580,909,359
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.05%
Other financial liabilities, Current	$ 3		3
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	4,328,462		4,440,161
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	4,328,459		4,440,158
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3		3
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	148,032,780		13,320,472
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	148,032,780		13,320,472
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,578,347		59,969,992
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,578,347		59,969,992
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	179,751,687		59,381,559
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	179,751,687		59,381,559
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	50,591,710		164,416,712
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	50,591,710		164,416,712
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	50,497,511		32,155,498
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	50,497,511		32,155,498
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	465,392,457		264,985,598
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	465,392,457		264,985,598
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	473,423,355		132,672,797
Other financial liabilities, Non-current	1,827,425,229		2,249,393,137
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	23,086,898		23,553,573
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	450,336,457		109,119,224
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	115,880,877		461,377,196
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	113,789,156		113,550,685
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	279,125,483		111,533,276
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	950,196,243		272,870,335
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 368,433,470		$ 1,290,061,645
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%
Other financial liabilities, Current | CLF		CLF 420,720,238		CLF 80,462,185
Other financial liabilities, Non-current | CLF		1,601,306,796		1,984,016,263
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%
Other financial liabilities, Current | CLF		52,703,117		52,210,612
Other financial liabilities, Non-current | CLF		226,118,433		265,376,874
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current | CLF		20,050,165		20,115,546
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current | CLF		3,036,733		3,438,027
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current | CLF		400,670,073		60,346,639
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current | CLF		49,666,384		48,772,585
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		65,302,852		411,183,992
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		50,578,025		50,193,204
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		65,302,852		65,374,889
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		48,486,304		48,175,796
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		232,730,900		65,374,889
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		46,394,583		46,158,387
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		904,151,004		228,729,357
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		46,045,239		44,140,978
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		333,819,188		1,213,353,136
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current | CLF		CLF 34,614,282		CLF 76,708,509